Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Europe Opportunity Fund, Inc.
Entity Central Index Key	0000860720
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000006316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Trading Symbol	EUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%	[1]
AssetsNet	$ 118,073,450
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155977
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Trading Symbol	MSEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.15%	[2]
AssetsNet	$ 118,073,450
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006319
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Trading Symbol	EUGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[3]
AssetsNet	$ 118,073,450
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006318
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Trading Symbol	EUGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$99	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%	[4]
AssetsNet	$ 118,073,450
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$118,073,450
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Germany	1.6%
Poland	2.5%
United States	6.7%
Italy	7.5%
Netherlands	7.7%
Denmark	10.3%
Sweden	10.6%
Switzerland	11.4%
United Kingdom	14.5%
France	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.4%
Spotify Technology SA	8.4%
DSV AS	8.1%
Moncler SpA	7.5%
L'Oreal SA	5.7%
London Stock Exchange Group PLC	5.2%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.5%
Adyen NV	3.9%
ASML Holding NV	3.8%
Total	60.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized